Property, Plant and Equipment - Summary of Property, Plant and Equipment (Parenthetical) (Detail) ¥ in Thousands	12 Months Ended
Dec. 31, 2018 JPY (¥)
Ikinari! Steak (TM) [member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment losses	¥ 1,253,562
Pepper Lunch, Ikinari! Steak and Other Restaurants [member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment losses	¥ 133,128